NOTES PAYABLE (Details) - USD ($)							1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Jan. 08, 2019	Nov. 01, 2018	Jun. 12, 2018	Mar. 12, 2018	Feb. 07, 2018	Nov. 15, 2017	May 31, 2017	Nov. 30, 2018	Nov. 30, 2017	Nov. 30, 2018	Nov. 30, 2017	May 31, 2018	May 31, 2017	Dec. 12, 2018	Jan. 10, 2018
NOTES PAYABLE (Details) [Line Items]
Debt Instrument, Interest Rate, Stated Percentage												6.00%
Notes Payable								$ 3,867,033		$ 3,867,033		$ 310,000
Repayments of Notes Payable										310,000	$ 0	100,000	$ 0
Debt Conversion, Original Debt, Amount	$ 256,027									75,000	75,000	$ 150,000	$ 362,500
Debt Conversion, Converted Instrument, Shares Issued (in Shares)	640,068		1,808,000				10,816,960					132,192	10,816,960
Debt Instrument, Convertible, Conversion Price (in Dollars per share)							$ 0.25						$ 0.25	$ 0.80
Stock Issued During Period, Shares, Other (in Shares)		50,000				250,000							7,609,910
Shares Issued, Price Per Share (in Dollars per share)							$ 0.125						$ 0.125
Other Nonoperating Gains (Losses)								$ 0	$ 0	$ 0	$ 0	$ 0	$ (951,239)
Note Payable to Todd Blatt [Member]
NOTES PAYABLE (Details) [Line Items]
Debt Instrument, Face Amount					$ 210,000
Debt Instrument, Interest Rate, Stated Percentage					6.00%
Interest Expense, Debt					$ 3,901
Notes Payable												210,000
Note Payable to AJG Group [Member]
NOTES PAYABLE (Details) [Line Items]
Debt Instrument, Face Amount					$ 200,000
Debt Instrument, Interest Rate, Stated Percentage					6.00%
Interest Expense, Debt					$ 2,696
Notes Payable												$ 100,000
Repayments of Notes Payable					$ 100,000
Omnibus Loan Agreement [Member]
NOTES PAYABLE (Details) [Line Items]
Debt Instrument, Interest Rate, Stated Percentage												10.00%
Debt Conversion, Converted Instrument, Shares Issued (in Shares)				5,179,028
Debt Instrument, Convertible, Conversion Price (in Dollars per share)												$ 0.25
Second Omnibus Loan Agreement [Member]
NOTES PAYABLE (Details) [Line Items]
Debt Instrument, Convertible, Conversion Price (in Dollars per share)															$ 0.3125
Insiders [Member]
NOTES PAYABLE (Details) [Line Items]
Debt Conversion, Converted Instrument, Shares Issued (in Shares)				5,179,028
Debt Conversion, Converted Instrument, Amount				$ 1,618,446
Principal [Member]
NOTES PAYABLE (Details) [Line Items]
Debt Conversion, Original Debt, Amount	$ 250,000						$ 2,537,750						2,537,750
Principal [Member] | Omnibus Loan Agreement [Member]
NOTES PAYABLE (Details) [Line Items]
Debt Conversion, Original Debt, Amount				1,421,356
Principal [Member] | Insiders [Member]
NOTES PAYABLE (Details) [Line Items]
Debt Conversion, Original Debt, Amount				1,421,356
Accrued Interest [Member]
NOTES PAYABLE (Details) [Line Items]
Debt Conversion, Original Debt, Amount	$ 6,027						$ 166,490						$ 166,490
Accrued Interest [Member] | Omnibus Loan Agreement [Member]
NOTES PAYABLE (Details) [Line Items]
Debt Conversion, Original Debt, Amount				197,090
Accrued Interest [Member] | Insiders [Member]
NOTES PAYABLE (Details) [Line Items]
Debt Conversion, Original Debt, Amount				$ 197,090
Minimum [Member] | Omnibus Loan Agreement [Member]
NOTES PAYABLE (Details) [Line Items]
Debt Instrument, Convertible, Conversion Price (in Dollars per share)							$ 0.75						$ 0.75
Maximum [Member] | Omnibus Loan Agreement [Member]
NOTES PAYABLE (Details) [Line Items]
Debt Instrument, Convertible, Conversion Price (in Dollars per share)							$ 1.07						$ 1.07